UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22700

Exchange Traded Concepts Trust II

(Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end:     April 30

Date of reporting period:   July  31, 2013

Item 1. Schedule of Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

COMMON STOCKS (100.4%)
Security Description	Shares	Value

Consumer Discretionary (12.3%)
Abercrombie & Fitch Co., Class A	99	4,937
Amazon.com, Inc. *	460	138,560
AutoNation, Inc. *	49	2,347
AutoZone, Inc. *	46	20,635
Bed Bath & Beyond, Inc. *	276	21,106
Best Buy Co., Inc.	339	10,201
BorgWarner, Inc. *	146	13,933
Cablevision Systems Corp., Class A	273	5,102
Carnival Corp.	561	20,774
CBS Corp., Class B	721	38,098
Chipotle Mexican Grill *	39	16,079
Coach, Inc.	355	18,861
Coca-Cola Enterprises, Inc.	325	12,201
Comcast Corp., Class A	3,328	150,026
D.R. Horton, Inc.	354	7,115
Darden Restaurants, Inc.	164	8,044
Delphi Automotive PLC	367	19,715
DIRECTV *	706	44,669
Discovery Communications, Inc., Class A *	309	24,633
Dollar General Corp. *	380	20,775
Dollar Tree, Inc. *	283	15,183
Expedia, Inc.	118	5,561
Family Dollar Stores, Inc.	121	8,320
Ford Motor Co.	4,964	83,792
Fossil Group, Inc. *	67	7,363
Gamestop Corp.	150	7,359
Gannett Co., Inc.	289	7,445
Gap, Inc.	366	16,799
Garmin, Ltd.	138	5,531
General Motors Co. *	973	34,902
Genuine Parts Co.	196	16,070
Goodyear Tire & Rubber Co. *	310	5,735
H&R Block, Inc.	344	10,812
Harley-Davidson, Inc.	283	16,066
Harman International Industries, Inc.	86	5,206
Hasbro, Inc.	145	6,670
International Game Technology	329	6,077
J.C. Penney Co., Inc. *	181	2,643
Johnson Controls, Inc.	865	34,782
Kohl's Corp.	257	13,616
L Brands, Inc.	303	16,898
Leggett & Platt, Inc.	181	5,685
Lennar Corp.	209	7,079
Lowe's Cos., Inc.	1,355	60,406
Macy's, Inc.	485	23,445
Marriott International, Inc., Class A	303	12,596
Mattel, Inc.	436	18,325
McDonald's Corp.	1,266	124,168
McGraw-Hill Cos., Inc.	346	21,404
Netflix.com, Inc. *	71	17,340
Newell Rubbermaid, Inc.	364	9,835
News Corp., Class A *	629	10,020
Nike, Inc., Class B	914	57,509
Nordstrom, Inc.	188	11,513
Omnicom Group, Inc.	327	21,016
O'Reilly Automotive, Inc. *	140	17,536
PetSmart, Inc.	130	9,519
Polo Ralph Lauren Corp.	77	14,019
Priceline.com, Inc. *	65	56,919
Pulte Group, Inc. *	431	7,168
PVH Corp.	102	13,443
Ross Stores, Inc.	278	18,757
Scripps Networks Interactive, Inc.	107	7,572

COMMON STOCKS , Continued
Security Description	Shares	Value
Consumer Discretionary, continued
Staples, Inc.	839	14,280
Starbucks Corp.	946	67,392
Starwood Hotels & Resorts Worldwide, Inc.	246	16,273
Target Corp.	811	57,783
The Home Depot, Inc.	1,845	145,809
The Interpublic Group of Cos., Inc.	541	8,899
The Walt Disney Co.	2,276	147,143
The Washington Post Co., Class B	6	3,224
Time Warner Cable, Class A	368	41,978
Time Warner, Inc.	1,178	73,342
TJX Cos., Inc.	909	47,304
TripAdvisor, Inc. *	139	10,428
Twenty-First Century Fox, Inc.	2,516	75,178
Urban Outfitters, Inc. *	139	5,916
VF Corp.	111	21,867
Viacom, Inc., Class B	564	41,042
Whirlpool Corp.	100	13,395
Wyndham Worldwide Corp.	172	10,716
Wynn Resorts, Ltd.	101	13,446
Yum! Brands, Inc.	568	41,419
		2,326,749

Consumer Staples (10.3%)
Altria Group, Inc.	2,538	88,982
Archer-Daniels-Midland Co.	833	30,380
Avon Products, Inc.	547	12,504
Brown-Forman Corp., Class B	191	13,849
Campbell Soup Co.	225	10,530
Clorox Co.	166	14,266
Coca-Cola Co.	4,838	193,907
Colgate-Palmolive Co.	1,108	66,336
ConAgra Foods, Inc.	527	19,083
Constellation Brands, Inc. *	195	10,158
Costco Wholesale Corp.	552	64,744
CVS Caremark Corp.	1,547	95,125
Dr. Pepper Snapple Group, Inc.	258	12,059
Estee Lauder Cos., Class A	304	19,958
General Mills, Inc.	814	42,328
Hormel Foods Corp.	171	7,242
Kellogg Co.	321	21,263
Kimberly-Clark Corp.	486	48,017
Kraft Foods Group, Inc.	751	42,491
Kroger Co.	657	25,800
Lorillard, Inc.	477	20,287
McCormick & Co., Inc.	167	11,959
Mead Johnson Nutrition Co.	256	18,647
Molson Coors Brewing Co.	198	9,912
Mondelez International, Inc.	2,254	70,482
Monster Beverage Corp. *	182	11,100
PepsiCo, Inc.	1,954	163,237
Philip Morris International	2,066	184,246
Procter & Gamble Co.	3,463	278,079
Reynolds American, Inc.	402	19,871
Safeway, Inc.	305	7,866
Sysco Corp.	750	25,883
The Hershey Co.	189	17,930
The J.M. Smucker Co.	135	15,190
Tyson Foods, Inc., Class A	359	9,916
Walgreen Co.	1,089	54,722
Wal-Mart Stores, Inc.	2,070	161,336

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

COMMON STOCKS , Continued
Security Description	Shares	Value
Consumer Staples, continued
Whole Foods Market, Inc.	436	24,233
		1,943,918

Energy (10.5%)
Anadarko Petroleum Corp.	634	56,121
Apache Corp.	495	39,724
Baker Hughes, Inc.	558	26,466
Cabot Oil & Gas Corp.	266	20,168
Cameron International Corp. *	313	18,561
Chesapeake Energy Corp.	655	15,262
Chevron Corp.	2,450	308,430
ConocoPhillips	1,545	100,208
CONSOL Energy, Inc.	289	8,968
Denbury Resources, Inc. *	471	8,243
Devon Energy Corp.	477	26,240
Diamond Offshore Drilling, Inc.	88	5,935
Ensco PLC, Class A	294	16,858
EOG Resources, Inc.	344	50,049
Exxon Mobil Corp.	5,618	526,687
FMC Technologies, Inc. *	300	15,990
Halliburton Co.	1,178	53,234
Helmerich & Payne, Inc.	134	8,469
Hess Corp.	377	28,071
Kinder Morgan, Inc.	798	30,132
Marathon Oil Corp.	895	32,542
Marathon Petroleum Corp.	410	30,065
Murphy Oil Corp.	229	15,508
Nabors Industries, Ltd.	372	5,725
National-Oilwell Varco, Inc.	540	37,892
Newfield Exploration Co. *	171	4,207
Noble Corp.	320	12,224
Noble Energy, Inc.	454	28,370
Occidental Petroleum Corp.	1,018	90,652
Peabody Energy Corp.	340	5,630
Phillips 66	782	48,093
Pioneer Natural Resources Co.	172	26,619
QEP Resources, Inc.	226	6,891
Range Resources Corp.	206	16,295
Rowan Cos. PLC *	157	5,393
Schlumberger, Ltd.	1,680	136,634
Southwestern Energy Co. *	444	17,223
Spectra Energy Corp.	845	30,412
Tesoro Corp.	172	9,778
Valero Energy Corp.	689	24,646
Williams Cos., Inc.	863	29,489
WPX Energy, Inc. *	253	4,860
		1,982,964

Financials (16.6%)
ACE, Ltd.	430	39,293
AFLAC, Inc.	589	36,330
Allstate Corp.	592	30,180
American Express Co.	1,207	89,040
American International Group, Inc. *	1,865	84,876
Ameriprise Financial, Inc.	255	22,695
AON PLC	391	26,393
Apartment Investment & Management Co., Class A	184	5,406
Assurant, Inc.	97	5,254
AvalonBay Communities, Inc.	154	20,842
Bank of America Corp.	13,616	198,794
Bank of New York Mellon Corp.	1,466	46,106
BB&T Corp.	886	31,621

COMMON STOCKS , Continued
Security Description	Shares	Value
Financials, continued
Berkshire Hathaway, Inc., Class B *	2,305	267,080
BlackRock, Inc., Class A	158	44,550
Boston Properties, Inc.	192	20,534
Capital One Financial Corp.	738	50,937
CBRE Group, Inc., Class A *	384	8,897
Chubb Corp.	327	28,286
Cincinnati Financial Corp.	186	9,114
Citigroup, Inc.	3,844	200,426
CME Group, Inc.	388	28,704
Comerica, Inc.	236	10,039
D&B Corp.	50	5,182
Discover Financial Services, Inc.	619	30,647
E*Trade Financial Corp. *	362	5,394
Equity Residential (REIT)	405	22,680
Fifth Third BanCorp	1,105	21,249
Franklin Resources, Inc.	524	25,613
Genworth Financial, Inc., Class A *	623	8,093
Goldman Sachs Group, Inc.	545	89,395
Hartford Financial Services Group, Inc.	576	17,775
HCP, Inc.	574	25,181
Health Care REIT, Inc.	359	23,152
Host Hotels & Resorts, Inc.	940	16,788
Hudson City BanCorp, Inc.	600	5,736
Huntington Bancshares, Inc.	1,060	9,063
IntercontinentalExchange, Inc. *	92	16,785
Invesco, Ltd.	562	18,091
JPMorgan Chase & Co.	4,776	266,167
KeyCorp	1,163	14,293
Kimco Realty Corp.	516	11,636
Legg Mason, Inc.	141	4,849
Leucadia National Corp.	372	9,981
Lincoln National Corp.	339	14,126
Loews Corp.	388	17,673
M & T Bank Corp.	155	18,113
Marsh & McLennan Cos., Inc.	695	29,100
MetLife, Inc.	1,383	66,965
Moody's Corp.	245	16,604
Morgan Stanley	1,733	47,155
Northern Trust Corp.	275	16,099
NYSE Euronext	307	12,943
People's United Financial, Inc.	428	6,420
Plum Creek Timber Co., Inc.	206	10,049
PNC Financial Services Group	669	50,877
Principal Financial Group, Inc.	348	15,089
Progressive Corp.	700	18,207
Prologis, Inc.	629	24,128
Prudential Financial, Inc.	589	46,513
Public Storage	182	28,978
Regions Financial Corp.	1,786	17,878
Robert Half International, Inc.	176	6,554
Simon Property Group, Inc.	393	62,904
SLM Corp.	561	13,862
State Street Corp.	576	40,130
SunTrust Banks, Inc.	681	23,692
T. Rowe Price Group, Inc.	328	24,679
The Charles Schwab Corp.	1,391	30,727
The Macerich Co.	174	10,797
The NASDAQ OMX Group, Inc.	149	4,828
Torchmark Corp.	117	8,316
Travelers Cos., Inc.	476	39,770
U.S. BanCorp	2,337	87,217
Unum Group	337	10,663
Ventas, Inc.	370	24,324

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

COMMON STOCKS , Continued
Security Description	Shares	Value
Financials, continued
Vornado Realty Trust	215	18,234
Wells Fargo & Co.	6,223	270,702
Weyerhaeuser Co.	729	20,704
XL Group PLC	366	11,474
Zions BanCorp.	233	6,906
		3,126,547

Health Care (13.1%)
Abbott Laboratories	1,969	72,124
Abbvie, Inc.	2,001	91,005
Actavis, Inc. *	161	21,617
Aetna, Inc.	478	30,673
Agilent Technologies, Inc.	435	19,457
Alexion Pharmaceuticals, Inc. *	247	28,709
Allergan, Inc.	375	34,170
AmerisourceBergen Corp.	292	17,015
Amgen, Inc.	948	102,659
Baxter International, Inc.	685	50,032
Beam, Inc.	203	13,193
Becton Dickinson & Co.	245	25,411
Biogen Idec, Inc. *	300	65,439
Boston Scientific Corp. *	1,704	18,608
Bristol-Myers Squibb Co.	2,075	89,723
C.R. Bard, Inc.	95	10,887
Cardinal Health, Inc.	432	21,639
Carefusion Corp. *	278	10,722
Celgene Corp. *	527	77,395
Cerner Corp. *	369	18,081
CIGNA Corp.	360	28,019
Covidien PLC	594	36,608
DaVita Healthcare Partners, Inc. *	107	12,456
DENTSPLY International, Inc.	181	7,761
Edwards Lifesciences Corp. *	143	10,207
Eli Lilly & Co.	1,252	66,494
Express Scripts Holding, Inc. *	1,031	67,582
Forest Laboratories, Inc. *	296	12,894
Gilead Sciences, Inc. *	1,927	118,414
Hospira, Inc. *	209	8,506
Humana, Inc.	199	18,161
Intuitive Surgical, Inc. *	51	19,788
Johnson & Johnson	3,549	331,832
Laboratory Corp. of America Holdings *	117	11,319
Life Technologies Corp. *	218	16,263
McKesson Corp.	286	35,081
Medtronic, Inc.	1,278	70,598
Merck & Co., Inc.	3,815	183,769
Mylan Laboratories, Inc. *	482	16,176
Patterson Cos., Inc.	106	4,334
PerkinElmer, Inc.	141	4,807
Perrigo Co.	112	13,932
Pfizer, Inc.	8,431	246,438
Quest Diagnostics, Inc.	200	11,662
Regeneron Pharmaceuticals, Inc. *	97	26,196
St. Jude Medical, Inc.	358	18,756
Stryker Corp.	363	25,577
Tenet Healthcare Corp. *	131	5,849
Thermo Fisher Scientific, Inc.	453	41,272
UnitedHealth Group, Inc.	1,289	93,903
Varian Medical Systems, Inc. *	137	9,933
Waters Corp. *	108	10,902
WellPoint, Inc.	379	32,427
Zimmer Holdings, Inc.	213	17,781

COMMON STOCKS , Continued
Security Description	Shares	Value
Health Care, continued
Zoetis, Inc.	631	18,810
		2,473,066

Industrials (10.4%)
3M Co.	802	94,179
Avery Dennison Corp.	126	5,636
C.H. Robinson Worldwide, Inc.	203	12,103
CarMax, Inc. *	284	13,927
Caterpillar, Inc.	831	68,898
Cintas Corp.	132	6,271
CSX Corp.	1,291	32,030
Cummins, Inc.	223	27,025
Danaher Corp.	735	49,495
Deere & Co.	490	40,704
Dover Corp.	216	18,498
Eaton Corp. PLC	598	41,232
Emerson Electric Co.	908	55,724
Equifax, Inc.	152	9,611
Expeditors International of Washington, Inc.	261	10,524
Fastenal Co.	341	16,712
FedEx Corp.	372	39,432
Flowserve Corp.	181	10,259
Fluor Corp.	206	12,887
General Dynamics Corp.	419	35,757
General Electric Co.	13,064	318,369
Honeywell International, Inc.	994	82,482
Illinois Tool Works, Inc.	524	37,749
Ingersoll-Rand PLC	351	21,429
Iron Mountain, Inc.	212	5,894
Jacobs Engineering Group, Inc. *	165	9,768
Joy Global, Inc.	134	6,633
Kansas City Southern Industries, Inc.	139	14,977
L-3 Communications Holdings, Inc.	114	10,619
Lockheed Martin Corp.	336	40,360
Masco Corp.	451	9,255
Nielsen Holdings NV	265	8,856
Norfolk Southern Corp.	398	29,118
Northrop Grumman Corp.	297	27,342
PACCAR, Inc.	447	25,153
Pall Corp.	141	9,864
Parker Hannifin Corp.	189	19,520
Pentair, Ltd.	258	15,759
Pitney Bowes, Inc.	255	4,210
Precision Castparts Corp.	185	41,018
Quanta Services, Inc. *	269	7,212
Raytheon Co.	410	29,454
Republic Services, Inc., Class A	375	12,716
Rockwell Automation, Inc.	176	17,046
Rockwell Collins, Inc.	171	12,170
Roper Industries, Inc.	125	15,745
Ryder System, Inc.	66	4,081
Snap-on, Inc.	73	6,924
Southwest Airlines Co.	913	12,627
Stanley Black & Decker, Inc.	204	17,262
Stericycle, Inc. *	109	12,637
Textron, Inc.	351	9,610
The ADT Corp.	276	11,062
The Boeing Co.	863	90,702
Tiffany & Co.	151	12,006
Tyco International, Ltd.	586	20,399
Union Pacific Corp.	590	93,568
United Parcel Service, Inc., Class B	898	77,946

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

COMMON STOCKS , Continued
Security Description	Shares	Value
Industrials, continued
United Technologies Corp.	1,069	112,855
W.W. Grainger, Inc.	75	19,661
Waste Management, Inc.	555	23,328
Xylem, Inc.	234	5,834
		1,964,124

Information Technology (17.8%)
Accenture PLC	821	60,598
Adobe Systems, Inc. *	634	29,976
Advanced Micro Devices, Inc. *	768	2,895
Akamai Technologies, Inc. *	225	10,620
Altera Corp.	404	14,366
Amphenol Corp., Class A	202	15,869
Analog Devices, Inc.	389	19,201
Apple, Inc.	1,186	536,666
Applied Materials, Inc.	1,518	24,759
Autodesk, Inc. *	284	10,051
Automatic Data Processing, Inc.	613	44,191
BMC Software, Inc. *	167	7,677
Broadcom Corp., Class A	664	18,306
CA, Inc.	418	12,431
Cisco Systems, Inc.	6,753	172,539
Citrix Systems, Inc. *	236	16,997
Cognizant Technology Solutions Corp. *	381	27,581
Computer Sciences Corp.	190	9,055
Corning, Inc.	1,864	28,315
Dell, Inc.	1,854	23,490
eBay, Inc. *	1,476	76,294
Electronic Arts, Inc. *	382	9,978
EMC Corp.	2,654	69,402
F5 Networks, Inc. *	100	8,776
Fidelity National Information Services, Inc.	370	15,969
First Solar, Inc. *	84	4,136
Fiserv, Inc. *	168	16,168
FLIR Systems, Inc.	179	5,812
Google, Inc., Class A *	340	301,784
Harris Corp.	138	7,876
Hewlett-Packard Co.	2,436	62,556
Intel Corp.	6,280	146,325
International Business Machines Corp.	1,317	256,869
Intuit, Inc.	353	22,564
Jabil Circuit, Inc.	233	5,357
JDS Uniphase Corp. *	299	4,386
Juniper Networks, Inc. *	639	13,847
KLA-Tencor Corp.	210	12,312
Lam Research Corp. *	206	10,139
Linear Technology Corp.	295	11,965
LSI Logic Corp.	695	5,407
Mastercard, Inc., Class A	132	80,601
Microchip Technology, Inc.	249	9,895
Micron Technology, Inc. *	1,301	17,238
Microsoft Corp.	9,496	302,257
Molex, Inc.	175	5,220
Motorola Solutions, Inc.	343	18,807
NetApp, Inc.	455	18,710
NVIDIA Corp.	730	10,534
Oracle Corp.	4,643	150,200
Paychex, Inc.	409	16,131
Qualcomm, Inc.	2,183	140,913
Red Hat, Inc. *	240	12,425
SAIC, Inc.	359	5,489
Salesforce.com, Inc. *	686	30,013

COMMON STOCKS , Continued
Security Description	Shares	Value
Information Technology, continued
SanDisk Corp. *	307	16,922
Seagate Technology PLC	403	16,487
Symantec Corp.	880	23,478
TE Connectivity, Ltd.	525	26,796
Teradata Corp. *	206	12,179
Teradyne, Inc. *	241	3,974
Texas Instruments, Inc.	1,401	54,920
Total System Services, Inc.	203	5,564
VeriSign, Inc. *	190	9,090
Visa, Inc., Class A	640	113,286
Western Digital Corp.	269	17,318
Western Union Co.	704	12,644
Xerox Corp.	1,552	15,054
Xilinx, Inc.	333	15,548
Yahoo!, Inc. *	1,204	33,820
		3,349,018

Materials (3.3%)
Air Products & Chemicals, Inc.	263	28,573
Airgas, Inc.	83	8,566
Alcoa, Inc.	1,351	10,740
Allegheny Technologies, Inc.	136	3,750
Ball Corp.	188	8,421
Bemis Co., Inc.	130	5,355
CF Industries Holdings, Inc.	75	14,701
Cliffs Natural Resources, Inc.	193	3,765
E.I. du Pont de Nemours & Co.	1,163	67,092
Eastman Chemical Co.	196	15,764
Ecolab, Inc.	337	31,051
FMC Corp.	172	11,380
Freeport-McMoRan Copper & Gold, Inc., Class B	1,312	37,102
International Flavors & Fragrances, Inc.	103	8,310
International Paper Co.	562	27,150
Lyondellbasell Industries NV, Class A	480	32,981
MeadWestvaco Corp.	224	8,277
Monsanto Co.	674	66,578
Newmont Mining Corp.	628	18,840
Nucor Corp.	402	18,806
Owens-Illinois, Inc. *	208	6,188
PPG Industries, Inc.	180	28,879
Praxair, Inc.	374	44,944
Sealed Air Corp.	247	6,728
Sherwin-Williams Co.	108	18,810
Sigma-Aldrich Corp.	152	12,701
The Dow Chemical Co.	1,528	53,541
The Mosaic Co.	350	14,382
U.S. Steel Corp.	182	3,158
Vulcan Materials Co.	164	7,738
		624,271

Telecommunication Services (2.7%)
American Tower Corp.	500	35,395
AT&T, Inc.	6,797	239,729
CenturyLink, Inc.	769	27,569
Crown Castle International Corp. *	370	25,993
Frontier Communications Corp.	1,263	5,507
Verizon Communications, Inc.	3,615	178,870
Windstream Corp.	749	6,254
		519,317

Utilities (3.4%)
AES Corp.	783	9,741

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

COMMON STOCKS , Continued
Security Description	Shares	Value
Utilities, continued
AGL Resources, Inc.	149	6,823
Ameren Corp.	307	10,994
American Electric Power Co., Inc.	614	28,459
CenterPoint Energy, Inc.	541	13,428
CMS Energy Corp.	336	9,405
Consolidated Edison, Inc.	370	22,163
Dominion Resources, Inc.	730	43,295
DTE Energy Co.	220	15,554
Duke Energy Corp.	892	63,331
Edison International	412	20,538
Entergy Corp.	225	15,188
Equities Corp.	190	16,435
Exelon Corp.	1,081	33,068
FirstEnergy Corp.	528	20,101
Integrys Energy Group, Inc.	100	6,280
NextEra Energy, Inc.	536	46,423
NiSource, Inc.	394	12,104
Northeast Utilities	397	17,631
NRG Energy, Inc.	407	10,915
ONEOK, Inc.	260	13,767
Pepco Holdings, Inc.	314	6,453
PG&E Corp.	559	25,652
Pinnacle West Capital Corp.	139	8,187
PPL Corp.	799	25,384
Public Service Enterprise Group, Inc.	639	21,592
SCANA Corp.	176	9,136
Sempra Energy	285	24,974
Southern Co.	1,100	49,324
TECO Energy, Inc.	258	4,559
Wisconsin Energy Corp.	289	12,566
Xcel Energy, Inc.	628	18,809
		642,279
TOTAL COMMON STOCKS (Cost $18,040,502)		18,952,253

TOTAL INVESTMENTS (Cost $18,040,502) — 100.4%		18,952,253
Other Net Assets (Liabilities):
Written Call Options — (0.6)%		(112,191)
Other Net Assets — 0.2%		45,628
Total other Net Assets (Liabilities) — (0.4)%		(66,563)
NET ASSETS — 100.0%		$18,885,690

*	Non-income producing security

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

Written Call Options (-0.6%)

Number of Contracts		Fair Value
(8)	3M Co., Strike @ 120 Exp 8/19/13	$(340)
(19)	Abbott Laboratories, Strike @ 37 Exp 8/19/13	(683)
(9)	Abbvie, Inc., Strike @ 45 Exp 8/19/13	(989)
(8)	Accenture PLC, Strike @ 77.5 Exp 8/19/13	(80)
(3)	ACE, Ltd., Strike @ 97.5 Exp 8/19/13	(8)
(1)	Actavis, Inc., Strike @ 130 Exp 8/19/13	(574)
(6)	Adobe Systems, Inc., Strike @ 50 Exp 8/19/13	(51)
(4)	AES Corp., Strike @ 13 Exp 8/19/13	(40)
(2)	Aetna, Inc., Strike @ 65 Exp 8/19/13	(169)
(3)	AFLAC, Inc., Strike @ 60 Exp 8/19/13	(619)
(4)	Agilent Technologies, Inc., Strike @ 48 Exp 8/19/13	(94)
(2)	Air Products & Chemicals, Inc., Strike @ 100 Exp 8/19/13	(1,789)
(2)	Akamai Technologies, Inc., Strike @ 50 Exp 8/19/13	(36)
(2)	Alexion Pharmaceuticals, Inc., Strike @ 125 Exp 8/19/13	(285)
(1)	Allegheny Technologies, Inc., Strike @ 27.5 Exp 8/19/13	(78)
(3)	Allergan, Inc., Strike @ 97.5 Exp 8/19/13	(60)
(5)	Allstate Corp., Strike @ 55 Exp 8/19/13	(85)
(4)	Altera Corp., Strike @ 37 Exp 8/19/13	(70)
(22)	Altria Group, Inc., Strike @ 38 Exp 8/19/13	(22)
(46)	Amazon.com, Inc., MINI, Strike @ 325 Exp 8/19/13	(248)
(5)	American Electric Power Co., Inc., Strike @ 48 Exp 8/19/13	(25)
(6)	American Express Co., Strike @ 75 Exp 8/19/13	(432)
(18)	American International Group, Inc., Strike @ 49 Exp 8/19/13	(432)
(3)	American Tower Corp., Strike @ 77.5 Exp 8/19/13	(15)
(2)	Ameriprise Financial, Inc., Strike @ 90 Exp 8/19/13	(205)
(2)	AmerisourceBergen Corp., Strike @ 60 Exp 8/19/13	(40)
(5)	Amgen, Inc., Strike @ 110 Exp 8/19/13	(609)
(2)	Amphenol Corp., Strike @ 80 Exp 8/19/13	(145)
(5)	Anadarko Petroleum Corp., Strike @ 95 Exp 8/19/13	(250)
(3)	Analog Devices, Inc., Strike @ 50 Exp 8/19/13	(150)
(3)	AON PLC, Strike @ 70 Exp 8/19/13	(45)
(4)	Apache Corp., Strike @ 87.5 Exp 8/19/13	(58)
(118)	Apple, Inc., MINI, Strike @ 455 Exp 8/19/13	(6,843)
(11)	Applied Materials, Inc., Strike @ 17 Exp 8/19/13	(171)
(8)	Archer-Daniels-Midland Co., Strike @ 38 Exp 8/19/13	(272)
(38)	AT&T, Inc., Strike @ 36 Exp 8/19/13	(550)
(2)	Autodesk, Inc., Strike @ 38 Exp 8/19/13	(25)
(6)	Automatic Data Processing, Inc., Strike @ 75 Exp 8/19/13	(105)
(1)	AvalonBay Communities, Inc., Strike @ 145 Exp 8/19/13	(5)
(1)	Avery Dennison Corp., Strike @ 45 Exp 8/19/13	(40)
(4)	Avon Products, Inc., Strike @ 24 Exp 8/19/13	(170)
(5)	Baker Hughes, Inc., Strike @ 50 Exp 8/19/13	(50)
(1)	Ball Corp., Strike @ 47 Exp 8/19/13	(13)
(89)	Bank of America Corp., Strike @ 15 Exp 8/19/13	(1,290)
(9)	Bank of New York Mellon Corp., Strike @ 32 Exp 8/19/13	(279)
(4)	Baxter International, Inc., Strike @ 75 Exp 8/19/13	(118)
(2)	Beam, Inc., Strike @ 67.5 Exp 8/19/13	(80)
(1)	Becton Dickinson & Co., Strike @ 105 Exp 8/19/13	(115)
(2)	Bed Bath & Beyond, Inc., Strike @ 77.5 Exp 8/19/13	(147)
(14)	Berkshire Hathaway, Inc., Strike @ 120 Exp 8/19/13	(580)
(3)	Best Buy Co., Inc., Strike @ 31 Exp 8/19/13	(156)
(3)	Biogen Idec, Inc., Strike @ 240 Exp 8/19/13	(233)
(1)	BlackRock, Inc., Strike @ 290 Exp 8/19/13	(208)
(1)	BorgWarner, Inc., Strike @ 95 Exp 8/19/13	(180)
(1)	Boston Properties, Inc., Strike @ 115 Exp 8/19/13	(10)
(20)	Bristol-Myers Squibb Co., Strike @ 46 Exp 8/19/13	(110)
(5)	Broadcom Corp., Strike @ 36 Exp 8/19/13	(3)
(1)	Brown-Forman Corp., Strike @ 75 Exp 8/19/13	(18)
(2)	C.H. Robinson Worldwide, Inc., Strike @ 62.5 Exp 8/19/13	(200)
(4)	CA, Inc., Strike @ 31 Exp 8/19/13	(30)
(2)	Cablevision Systems Corp., Strike @ 20 Exp 8/19/13	(80)
(2)	Cabot Oil & Gas Corp., Strike @ 77.5 Exp 8/19/13	(195)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(2)	Cameron International Corp., Strike @ 67.5 Exp 8/19/13	$(10)
(1)	Campbell Soup Co., Strike @ 48 Exp 8/19/13	(23)
(7)	Capital One Financial Corp., Strike @ 72.5 Exp 8/19/13	(77)
(2)	Carefusion Corp., Strike @ 42 Exp 8/19/13	(55)
(2)	CarMax, Inc., Strike @ 50 Exp 8/19/13	(90)
(5)	Carnival Corp., Strike @ 38 Exp 8/19/13	(100)
(5)	Caterpillar, Inc., Strike @ 87.5 Exp 8/19/13	(128)
(2)	CBRE Group, Inc., Strike @ 25 Exp 8/19/13	(15)
(7)	CBS Corp., Strike @ 55 Exp 8/19/13	(438)
(3)	Celgene Corp., Strike @ 140 Exp 8/19/13	(2,459)
(5)	CenterPoint Energy, Inc., Strike @ 25 Exp 8/19/13	(175)
(7)	CenturyLink, Inc., Strike @ 37 Exp 8/19/13	(140)
(3)	Cerner Corp., Strike @ 52.5 Exp 8/19/13	(23)
(5)	Chesapeake Energy Corp., Strike @ 23 Exp 8/19/13	(450)
(24)	Chevron Corp., Strike @ 130 Exp 8/19/13	(551)
(3)	Chubb Corp., Strike @ 90 Exp 8/19/13	(32)
(2)	CIGNA Corp., Strike @ 80 Exp 8/19/13	(177)
(54)	Cisco Systems, Inc., Strike @ 27 Exp 8/19/13	(1,943)
(38)	Citigroup, Inc., Strike @ 55 Exp 8/19/13	(531)
(1)	Citrix Systems, Inc., Strike @ 67.5 Exp 8/19/13	(480)
(1)	Cliffs Natural Resources, Inc., Strike @ 20 Exp 8/19/13	(54)
(1)	Clorox Co., Strike @ 87.5 Exp 8/19/13	(53)
(3)	CME Group, Inc., Strike @ 80 Exp 8/19/13	(75)
(3)	Coach, Inc., Strike @ 62.5 Exp 8/19/13	(8)
(24)	Coca-Cola Co., Strike @ 41 Exp 8/19/13	(336)
(3)	Coca-Cola Enterprises, Inc., Strike @ 38 Exp 8/19/13	(105)
(3)	Cognizant Technology Solutions Corp., Strike @ 75 Exp 8/19/13	(450)
(9)	Colgate-Palmolive Co., Strike @ 60 Exp 8/19/13	(602)
(33)	Comcast Corp., Strike @ 46 Exp 8/19/13	(1,072)
(1)	Comerica, Inc., Strike @ 43 Exp 8/19/13	(51)
(1)	Computer Sciences Corp., Strike @ 50 Exp 8/19/13	(105)
(4)	ConAgra Foods, Inc., Strike @ 38 Exp 8/19/13	(20)
(15)	ConocoPhillips, Strike @ 67.5 Exp 8/19/13	(285)
(2)	CONSOL Energy, Inc., Strike @ 31 Exp 8/19/13	(161)
(1)	Constellation Brands, Inc., Strike @ 52.5 Exp 8/19/13	(75)
(8)	Corning, Inc., Strike @ 15 Exp 8/19/13	(300)
(5)	Costco Wholesale Corp., Strike @ 120 Exp 8/19/13	(193)
(4)	Covidien PLC, Strike @ 62.5 Exp 8/19/13	(330)
(3)	Crown Castle International Corp., Strike @ 80 Exp 8/19/13	(15)
(1)	Cummins, Inc., Strike @ 120 Exp 8/19/13	(283)
(10)	CVS Caremark Corp., Strike @ 62.5 Exp 8/19/13	(704)
(2)	D.R. Horton, Inc., Strike @ 23 Exp 8/19/13	(12)
(6)	Danaher Corp., Strike @ 70 Exp 8/19/13	(90)
(1)	Darden Restaurants, Inc., Strike @ 52.5 Exp 8/19/13	(8)
(3)	Deere & Co., Strike @ 85 Exp 8/19/13	(296)
(3)	Delphi Automotive PLC, Strike @ 57.5 Exp 8/19/13	(23)
(3)	Denbury Resources, Inc., Strike @ 19 Exp 8/19/13	(15)
(2)	Devon Energy Corp., Strike @ 57.5 Exp 8/19/13	(95)
(4)	DIRECTV, Strike @ 67.5 Exp 8/19/13	(204)
(6)	Discover Financial Services, Inc., Strike @ 55 Exp 8/19/13	(45)
(3)	Discovery Communications, Inc., Strike @ 90 Exp 8/19/13	(23)
(3)	Dollar General Corp., Strike @ 55 Exp 8/19/13	(390)
(2)	Dollar Tree, Inc., Strike @ 55 Exp 8/19/13	(110)
(7)	Dominion Resources, Inc., Strike @ 62.5 Exp 8/19/13	(105)
(2)	Dover Corp., Strike @ 85 Exp 8/19/13	(345)
(2)	Dr. Pepper Snapple Group, Inc., Strike @ 50 Exp 8/19/13	(5)
(8)	Duke Energy Corp., Strike @ 72.5 Exp 8/19/13	(160)
(2)	E*Trade Financial Corp., Strike @ 14 Exp 8/19/13	(196)
(5)	E.I. du Pont de Nemours & Co., Strike @ 57.5 Exp 8/19/13	(445)
(1)	Eastman Chemical Co., Strike @ 77.5 Exp 8/19/13	(360)
(4)	Eaton Corp. PLC, Strike @ 70 Exp 8/19/13	(340)
(14)	eBay, Inc., Strike @ 55 Exp 8/19/13	(266)
(3)	Ecolab, Inc., Strike @ 95 Exp 8/19/13	(60)
(2)	Edison International, Strike @ 50 Exp 8/19/13	(150)
(1)	Edwards Lifesciences Corp., Strike @ 72.5 Exp 8/19/13	(110)
(3)	Electronic Arts, Inc., Strike @ 26 Exp 8/19/13	(221)
(12)	Eli Lilly & Co., Strike @ 52.5 Exp 8/19/13	(1,487)
(17)	EMC Corp., Strike @ 26 Exp 8/19/13	(900)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(9)	Emerson Electric Co., Strike @ 60 Exp 8/19/13	$(1,664)
(2)	Ensco PLC, Strike @ 62.5 Exp 8/19/13	(5)
(1)	Entergy Corp., Strike @ 72.5 Exp 8/19/13	(10)
(3)	EOG Resources, Inc., Strike @ 155 Exp 8/19/13	(353)
(1)	Equities Corp., Strike @ 85 Exp 8/19/13	(280)
(4)	Equity Residential (REIT), Strike @ 60 Exp 8/19/13	(10)
(3)	Estee Lauder Cos., Strike @ 70 Exp 8/19/13	(120)
(6)	Exelon Corp., Strike @ 32 Exp 8/19/13	(30)
(1)	Expedia, Inc., Strike @ 70 Exp 8/19/13	(3)
(2)	Expeditors International of Washington, Inc., Strike @ 42.5 Exp 8/19/13	(90)
(10)	Express Scripts Holding, Inc., Strike @ 70 Exp 8/19/13	(40)
(26)	Exxon Mobil Corp., Strike @ 95 Exp 8/19/13	(1,299)
(1)	F5 Networks, Inc., Strike @ 87.5 Exp 8/19/13	(266)
(1)	Family Dollar Stores, Inc., Strike @ 72.5 Exp 8/19/13	(98)
(3)	Fastenal Co., Strike @ 49 Exp 8/19/13	(300)
(2)	FedEx Corp., Strike @ 110 Exp 8/19/13	(141)
(3)	Fidelity National Information Services, Inc., Strike @ 46 Exp 8/19/13	(54)
(5)	FirstEnergy Corp., Strike @ 40 Exp 8/19/13	(38)
(1)	Fiserv, Inc., Strike @ 95 Exp 8/19/13	(215)
(1)	FLIR Systems, Inc., Strike @ 30 Exp 8/19/13	(263)
(1)	Flowserve Corp., Strike @ 60 Exp 8/19/13	(8)
(2)	Fluor Corp., Strike @ 65 Exp 8/19/13	(185)
(1)	FMC Corp., Strike @ 65 Exp 8/19/13	(163)
(2)	FMC Technologies, Inc., Strike @ 60 Exp 8/19/13	(10)
(30)	Ford Motor Co., Strike @ 17 Exp 8/19/13	(869)
(2)	Forest Laboratories, Inc., Strike @ 45 Exp 8/19/13	(75)
(5)	Franklin Resources, Inc., Strike @ 50 Exp 8/19/13	(275)
(13)	Freeport-McMoRan Copper & Gold, Inc., Strike @ 30 Exp 8/19/13	(150)
(1)	Gamestop Corp., Strike @ 46 Exp 8/19/13	(358)
(2)	Gannett Co., Inc., Strike @ 28 Exp 8/19/13	(5)
(3)	Gap, Inc., Strike @ 47 Exp 8/19/13	(179)
(1)	Garmin, Ltd., Strike @ 38 Exp 8/19/13	(212)
(2)	General Dynamics Corp., Strike @ 85 Exp 8/19/13	(280)
(71)	General Electric Co., Strike @ 25 Exp 8/19/13	(567)
(5)	General Mills, Inc., Strike @ 52.5 Exp 8/19/13	(185)
(9)	General Motors Co., Strike @ 39 Exp 8/19/13	(36)
(1)	Genuine Parts Co., Strike @ 85 Exp 8/19/13	(33)
(4)	Genworth Financial, Inc., Strike @ 14 Exp 8/19/13	(18)
(7)	Gilead Sciences, Inc., Strike @ 60 Exp 8/19/13	(1,571)
(5)	Goldman Sachs Group, Inc., Strike @ 170 Exp 8/19/13	(425)
(3)	Goodyear Tire & Rubber Co., Strike @ 18 Exp 8/19/13	(240)
(34)	Google, Inc., MINI, Strike @ 930 Exp 8/19/13	(552)
(2)	H&R Block, Inc., Strike @ 32 Exp 8/19/13	(80)
(9)	Halliburton Co., Strike @ 47 Exp 8/19/13	(180)
(2)	Harley-Davidson, Inc., Strike @ 60 Exp 8/19/13	(38)
(1)	Harris Corp., Strike @ 55 Exp 8/19/13	(243)
(5)	Hartford Financial Services Group, Inc., Strike @ 33 Exp 8/19/13	(33)
(1)	Hasbro, Inc., Strike @ 47.5 Exp 8/19/13	(30)
(3)	Health Care REIT, Inc., Strike @ 70 Exp 8/19/13	(15)
(1)	Helmerich & Payne, Inc., Strike @ 70 Exp 8/19/13	(8)
(2)	Hess Corp., Strike @ 75 Exp 8/19/13	(232)
(24)	Hewlett-Packard Co., Strike @ 27 Exp 8/19/13	(647)
(9)	Honeywell International, Inc., Strike @ 87.5 Exp 8/19/13	(41)
(2)	Hospira, Inc., Strike @ 40 Exp 8/19/13	(270)
(8)	Host Hotels & Resorts, Inc., Strike @ 19 Exp 8/19/13	(40)
(1)	Humana, Inc., Strike @ 90 Exp 8/19/13	(243)
(5)	Illinois Tool Works, Inc., Strike @ 75 Exp 8/19/13	(50)
(1)	Ingersoll-Rand PLC, Strike @ 62.5 Exp 8/19/13	(48)
(13)	International Business Machines Corp., Strike @ 200 Exp 8/19/13	(643)
(3)	International Game Technology, Strike @ 21 Exp 8/19/13	(23)
(5)	International Paper Co., Strike @ 50 Exp 8/19/13	(125)
(2)	Intuit, Inc., Strike @ 65 Exp 8/19/13	(100)
(5)	Invesco, Ltd., Strike @ 34 Exp 8/19/13	(75)
(2)	Iron Mountain, Inc., Strike @ 30 Exp 8/19/13	(55)
(1)	J.C. Penney Co., Inc., Strike @ 18 Exp 8/19/13	(9)
(2)	Jabil Circuit, Inc., Strike @ 23 Exp 8/19/13	(80)
(1)	Jacobs Engineering Group, Inc., Strike @ 60 Exp 8/19/13	(73)
(2)	JDS Uniphase Corp., Strike @ 16 Exp 8/19/13	(61)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(19)	Johnson & Johnson, Strike @ 92.5 Exp 8/19/13	$(3,172)
(7)	Johnson Controls, Inc., Strike @ 42 Exp 8/19/13	(70)
(1)	Joy Global, Inc., Strike @ 52.5 Exp 8/19/13	(34)
(39)	JPMorgan Chase & Co., Strike @ 57.5 Exp 8/19/13	(838)
(5)	Juniper Networks, Inc., Strike @ 22 Exp 8/19/13	(210)
(1)	Kansas City Southern Industries, Inc., Strike @ 120 Exp 8/19/13	(5)
(3)	Kellogg Co., Strike @ 67.5 Exp 8/19/13	(218)
(4)	KeyCorp, Strike @ 12 Exp 8/19/13	(160)
(3)	Kimberly-Clark Corp., Strike @ 100 Exp 8/19/13	(180)
(5)	Kinder Morgan, Inc., Strike @ 40 Exp 8/19/13	(23)
(1)	KLA-Tencor Corp., Strike @ 65 Exp 8/19/13	(5)
(2)	Kohl's Corp., Strike @ 55 Exp 8/19/13	(100)
(7)	Kraft Foods Group, Inc., Strike @ 60 Exp 8/19/13	(70)
(6)	Kroger Co., Strike @ 40 Exp 8/19/13	(150)
(3)	L Brands, Inc., Strike @ 55 Exp 8/19/13	(473)
(1)	L-3 Communications Holdings, Inc., Strike @ 95 Exp 8/19/13	(48)
(1)	Laboratory Corp. of America Holdings, Strike @ 100 Exp 8/19/13	(48)
(2)	Lam Research Corp., Strike @ 52.5 Exp 8/19/13	(85)
(1)	Legg Mason, Inc., Strike @ 35 Exp 8/19/13	(43)
(2)	Lennar Corp., Strike @ 37 Exp 8/19/13	(44)
(3)	Lincoln National Corp., Strike @ 43 Exp 8/19/13	(165)
(2)	Linear Technology Corp., Strike @ 41 Exp 8/19/13	(80)
(1)	Lockheed Martin Corp., Strike @ 115 Exp 8/19/13	(559)
(3)	Lorillard, Inc., Strike @ 47.5 Exp 8/19/13	(17)
(13)	Lowe's Cos., Inc., Strike @ 46 Exp 8/19/13	(273)
(3)	Lyondellbasell Industries NV, Strike @ 70 Exp 8/19/13	(248)
(1)	M & T Bank Corp., Strike @ 120 Exp 8/19/13	(55)
(3)	Macy's, Inc., Strike @ 50 Exp 8/19/13	(146)
(5)	Marathon Oil Corp., Strike @ 38 Exp 8/19/13	(108)
(4)	Marathon Petroleum Corp., Strike @ 72.5 Exp 8/19/13	(1,059)
(3)	Marriott International, Inc., Strike @ 43 Exp 8/19/13	(105)
(6)	Marsh & McLennan Cos., Inc., Strike @ 43 Exp 8/19/13	(165)
(3)	Masco Corp., Strike @ 22 Exp 8/19/13	(53)
(1)	Mastercard, Inc., Strike @ 625 Exp 8/19/13	(523)
(4)	Mattel, Inc., Strike @ 44 Exp 8/19/13	(30)
(1)	McCormick & Co., Inc., Strike @ 75 Exp 8/19/13	(13)
(11)	McDonald's Corp., Strike @ 105 Exp 8/19/13	(17)
(2)	McGraw-Hill Cos., Inc., Strike @ 60 Exp 8/19/13	(460)
(2)	McKesson Corp., Strike @ 120 Exp 8/19/13	(709)
(1)	Mead Johnson Nutrition Co., Strike @ 75 Exp 8/19/13	(70)
(2)	MeadWestvaco Corp., Strike @ 37.5 Exp 8/19/13	(60)
(5)	Medtronic, Inc., Strike @ 55 Exp 8/19/13	(430)
(38)	Merck & Co., Inc., Strike @ 49 Exp 8/19/13	(987)
(10)	MetLife, Inc., Strike @ 50 Exp 8/19/13	(505)
(2)	Microchip Technology, Inc., Strike @ 41 Exp 8/19/13	(110)
(13)	Micron Technology, Inc., Strike @ 15 Exp 8/19/13	(215)
(94)	Microsoft Corp., Strike @ 33 Exp 8/19/13	(986)
(1)	Molex, Inc., Strike @ 30 Exp 8/19/13	(70)
(1)	Molson Coors Brewing Co., Strike @ 52.5 Exp 8/19/13	(60)
(22)	Mondelez International, Inc., Strike @ 32 Exp 8/19/13	(1,033)
(4)	Monsanto Co., Strike @ 105 Exp 8/19/13	(60)
(1)	Monster Beverage Corp., Strike @ 67.5 Exp 8/19/13	(50)
(2)	Moody's Corp., Strike @ 65 Exp 8/19/13	(639)
(17)	Morgan Stanley, Strike @ 29 Exp 8/19/13	(128)
(2)	Motorola Solutions, Inc., Strike @ 60 Exp 8/19/13	(11)
(1)	Murphy Oil Corp., Strike @ 67.5 Exp 8/19/13	(150)
(4)	Mylan Laboratories, Inc., Strike @ 34 Exp 8/19/13	(248)
(2)	Nabors Industries, Ltd., Strike @ 16 Exp 8/19/13	(32)
(4)	National-Oilwell Varco, Inc., Strike @ 75 Exp 8/19/13	(64)
(3)	NetApp, Inc., Strike @ 43 Exp 8/19/13	(165)
(3)	Newell Rubbermaid, Inc., Strike @ 28 Exp 8/19/13	(23)
(1)	Newfield Exploration Co., Strike @ 29 Exp 8/19/13	(3)
(5)	Newmont Mining Corp., Strike @ 30 Exp 8/19/13	(528)
(5)	News Corp., Strike @ 16 Exp 8/19/13	(225)
(5)	NextEra Energy, Inc., Strike @ 87.5 Exp 8/19/13	(400)
(2)	Nielsen Holdings NV, Strike @ 35 Exp 8/19/13	(35)
(9)	Nike, Inc., Strike @ 65 Exp 8/19/13	(162)
(2)	NiSource, Inc., Strike @ 31 Exp 8/19/13	(45)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(2)	Noble Corp., Strike @ 42 Exp 8/19/13	$(8)
(3)	Noble Energy, Inc., Strike @ 67.5 Exp 8/19/13	(23)
(1)	Nordstrom, Inc., Strike @ 62.5 Exp 8/19/13	(75)
(3)	Norfolk Southern Corp., Strike @ 80 Exp 8/19/13	(8)
(3)	Northeast Utilities, Strike @ 45 Exp 8/19/13	(75)
(2)	Northern Trust Corp., Strike @ 60 Exp 8/19/13	(55)
(2)	Northrop Grumman Corp., Strike @ 90 Exp 8/19/13	(539)
(3)	NRG Energy, Inc., Strike @ 30 Exp 8/19/13	(15)
(4)	Nucor Corp., Strike @ 47 Exp 8/19/13	(298)
(7)	NVIDIA Corp., Strike @ 15 Exp 8/19/13	(168)
(3)	NYSE Euronext, Strike @ 43 Exp 8/19/13	(38)
(7)	Occidental Petroleum Corp., Strike @ 95 Exp 8/19/13	(105)
(46)	Oracle Corp., Strike @ 33 Exp 8/19/13	(1,057)
(1)	O'Reilly Automotive, Inc., Strike @ 120 Exp 8/19/13	(589)
(2)	Owens-Illinois, Inc., Strike @ 30 Exp 8/19/13	(100)
(4)	PACCAR, Inc., Strike @ 60 Exp 8/19/13	(40)
(1)	Parker Hannifin Corp., Strike @ 105 Exp 8/19/13	(173)
(4)	Paychex, Inc., Strike @ 40 Exp 8/19/13	(80)
(3)	Peabody Energy Corp., Strike @ 18 Exp 8/19/13	(36)
(2)	Pentair, Ltd., Strike @ 65 Exp 8/19/13	(10)
(13)	PepsiCo, Inc., Strike @ 87.5 Exp 8/19/13	(104)
(1)	PerkinElmer, Inc., Strike @ 35 Exp 8/19/13	(85)
(1)	Perrigo Co., Strike @ 130 Exp 8/19/13	(88)
(1)	PetSmart, Inc., Strike @ 72.5 Exp 8/19/13	(163)
(41)	Pfizer, Inc., Strike @ 29 Exp 8/19/13	(2,111)
(11)	Philip Morris International, Strike @ 90 Exp 8/19/13	(885)
(5)	Phillips 66, Strike @ 60 Exp 8/19/13	(1,149)
(1)	Pioneer Natural Resources Co., Strike @ 165 Exp 8/19/13	(133)
(1)	Pitney Bowes, Inc., Strike @ 15 Exp 8/19/13	(148)
(2)	Plum Creek Timber Co., Inc., Strike @ 50 Exp 8/19/13	(43)
(3)	PNC Financial Services Group, Strike @ 77.5 Exp 8/19/13	(153)
(1)	PPG Industries, Inc., Strike @ 165 Exp 8/19/13	(85)
(6)	PPL Corp., Strike @ 32 Exp 8/19/13	(210)
(3)	Praxair, Inc., Strike @ 120 Exp 8/19/13	(465)
(1)	Precision Castparts Corp., Strike @ 240 Exp 8/19/13	(35)
(3)	Principal Financial Group, Inc., Strike @ 41 Exp 8/19/13	(787)
(23)	Procter & Gamble Co., Strike @ 82.5 Exp 8/19/13	(1,391)
(7)	Progressive Corp., Strike @ 26 Exp 8/19/13	(263)
(5)	Prologis, Inc., Strike @ 42 Exp 8/19/13	(13)
(4)	Prudential Financial, Inc., Strike @ 80 Exp 8/19/13	(498)
(6)	Public Service Enterprise Group, Inc., Strike @ 35 Exp 8/19/13	(45)
(1)	Public Storage, Strike @ 165 Exp 8/19/13	(88)
(2)	Pulte Group, Inc., Strike @ 20 Exp 8/19/13	(7)
(1)	PVH Corp., Strike @ 135 Exp 8/19/13	(103)
(1)	QEP Resources, Inc., Strike @ 30 Exp 8/19/13	(115)
(13)	Qualcomm, Inc., Strike @ 62.5 Exp 8/19/13	(3,113)
(2)	Quanta Services, Inc., Strike @ 29 Exp 8/19/13	(40)
(2)	Quest Diagnostics, Inc., Strike @ 60 Exp 8/19/13	(80)
(2)	Range Resources Corp., Strike @ 82.5 Exp 8/19/13	(110)
(2)	Raytheon Co., Strike @ 70 Exp 8/19/13	(442)
(2)	Red Hat, Inc., Strike @ 52.5 Exp 8/19/13	(160)
(3)	Reynolds American, Inc., Strike @ 55 Exp 8/19/13	(8)
(1)	Robert Half International, Inc., Strike @ 40 Exp 8/19/13	(10)
(1)	Rockwell Automation, Inc., Strike @ 95 Exp 8/19/13	(300)
(1)	Rockwell Collins, Inc., Strike @ 70 Exp 8/19/13	(168)
(1)	Roper Industries, Inc., Strike @ 135 Exp 8/19/13	(18)
(2)	Ross Stores, Inc., Strike @ 67.5 Exp 8/19/13	(200)
(1)	Rowan Cos. PLC, Strike @ 37 Exp 8/19/13	(10)
(3)	Safeway, Inc., Strike @ 27 Exp 8/19/13	(45)
(4)	Salesforce.com, Inc., Strike @ 43.8 Exp 8/19/13	(462)
(1)	SanDisk Corp., Strike @ 62.5 Exp 8/19/13	(14)
(6)	Schlumberger, Ltd., Strike @ 82.5 Exp 8/19/13	(525)
(1)	Scripps Networks Interactive, Inc., Strike @ 75 Exp 8/19/13	(35)
(3)	Seagate Technology PLC, Strike @ 50 Exp 8/19/13	(6)
(1)	Sempra Energy, Strike @ 87.5 Exp 8/19/13	(138)
(1)	Sigma-Aldrich Corp., Strike @ 85 Exp 8/19/13	(30)
(3)	Simon Property Group, Inc., Strike @ 170 Exp 8/19/13	(32)
(4)	SLM Corp., Strike @ 25 Exp 8/19/13	(90)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(8)	Southern Co., Strike @ 46 Exp 8/19/13	$(36)
(5)	Southwest Airlines Co., Strike @ 14 Exp 8/19/13	(88)
(4)	Southwestern Energy Co., Strike @ 41 Exp 8/19/13	(126)
(7)	Spectra Energy Corp., Strike @ 37 Exp 8/19/13	(123)
(3)	St. Jude Medical, Inc., Strike @ 55 Exp 8/19/13	(45)
(2)	Stanley Black & Decker, Inc., Strike @ 85 Exp 8/19/13	(220)
(7)	Staples, Inc., Strike @ 17 Exp 8/19/13	(245)
(5)	Starbucks Corp., Strike @ 70 Exp 8/19/13	(892)
(2)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 70 Exp 8/19/13	(32)
(5)	State Street Corp., Strike @ 72.5 Exp 8/19/13	(108)
(2)	Stryker Corp., Strike @ 70 Exp 8/19/13	(240)
(6)	SunTrust Banks, Inc., Strike @ 36 Exp 8/19/13	(114)
(7)	Symantec Corp., Strike @ 25 Exp 8/19/13	(1,235)
(7)	Sysco Corp., Strike @ 37 Exp 8/19/13	(35)
(2)	T. Rowe Price Group, Inc., Strike @ 80 Exp 8/19/13	(20)
(8)	Target Corp., Strike @ 75 Exp 8/19/13	(28)
(5)	TE Connectivity, Ltd., Strike @ 50 Exp 8/19/13	(749)
(1)	Tenet Healthcare Corp., Strike @ 46 Exp 8/19/13	(108)
(2)	Teradata Corp., Strike @ 60 Exp 8/19/13	(355)
(2)	Teradyne, Inc., Strike @ 19 Exp 8/19/13	(5)
(1)	Tesoro Corp., Strike @ 55 Exp 8/19/13	(340)
(14)	Texas Instruments, Inc., Strike @ 39 Exp 8/19/13	(1,091)
(2)	Textron, Inc., Strike @ 29 Exp 8/19/13	(25)
(2)	The ADT Corp., Strike @ 45 Exp 8/19/13	(20)
(7)	The Boeing Co., Strike @ 110 Exp 8/19/13	(280)
(9)	The Charles Schwab Corp., Strike @ 22 Exp 8/19/13	(450)
(15)	The Dow Chemical Co., Strike @ 36 Exp 8/19/13	(390)
(1)	The Hershey Co., Strike @ 95 Exp 8/19/13	(96)
(18)	The Home Depot, Inc., Strike @ 82.5 Exp 8/19/13	(270)
(5)	The Interpublic Group of Cos., Inc., Strike @ 16 Exp 8/19/13	(300)
(1)	The J.M. Smucker Co., Strike @ 110 Exp 8/19/13	(315)
(2)	The Mosaic Co., Strike @ 55 Exp 8/19/13	(9)
(1)	The NASDAQ OMX Group, Inc., Strike @ 35 Exp 8/19/13	(5)
(18)	The Walt Disney Co., Strike @ 67.5 Exp 8/19/13	(593)
(2)	Thermo Fisher Scientific, Inc., Strike @ 90 Exp 8/19/13	(410)
(1)	Tiffany & Co., Strike @ 82.5 Exp 8/19/13	(47)
(3)	Time Warner Cable, Strike @ 125 Exp 8/19/13	(83)
(5)	Time Warner, Inc., Strike @ 62.5 Exp 8/19/13	(584)
(4)	TJX Cos., Inc., Strike @ 52.5 Exp 8/19/13	(190)
(1)	Torchmark Corp., Strike @ 70 Exp 8/19/13	(208)
(4)	Travelers Cos., Inc., Strike @ 87.5 Exp 8/19/13	(30)
(1)	TripAdvisor, Inc., Strike @ 67.5 Exp 8/19/13	(789)
(25)	Twenty-First Century Fox, Inc., Strike @ 32 Exp 8/19/13	(125)
(4)	Tyco International, Ltd., Strike @ 36 Exp 8/19/13	(54)
(3)	Tyson Foods, Inc., Strike @ 28 Exp 8/19/13	(188)
(23)	U.S. BanCorp, Strike @ 38 Exp 8/19/13	(437)
(1)	U.S. Steel Corp., Strike @ 20 Exp 8/19/13	(7)
(3)	Union Pacific Corp., Strike @ 165 Exp 8/19/13	(146)
(8)	United Parcel Service, Inc., Strike @ 90 Exp 8/19/13	(88)
(10)	United Technologies Corp., Strike @ 105 Exp 8/19/13	(1,724)
(8)	UnitedHealth Group, Inc., Strike @ 72.5 Exp 8/19/13	(1,075)
(2)	Unum Group, Strike @ 32 Exp 8/19/13	(105)
(1)	Urban Outfitters, Inc., Strike @ 44 Exp 8/19/13	(30)
(6)	Valero Energy Corp., Strike @ 37 Exp 8/19/13	(231)
(1)	Varian Medical Systems, Inc., Strike @ 75 Exp 8/19/13	(38)
(3)	Ventas, Inc., Strike @ 75 Exp 8/19/13	(15)
(1)	VeriSign, Inc., Strike @ 48 Exp 8/19/13	(62)
(1)	VF Corp., Strike @ 200 Exp 8/19/13	(140)
(5)	Viacom, Inc., Strike @ 77.5 Exp 8/19/13	(150)
(5)	Visa, Inc., Strike @ 195 Exp 8/19/13	(273)
(2)	Vornado Realty Trust, Strike @ 90 Exp 8/19/13	(20)
(1)	Vulcan Materials Co., Strike @ 55 Exp 8/19/13	(5)
(9)	Walgreen Co., Strike @ 52.5 Exp 8/19/13	(171)
(8)	Wal-Mart Stores, Inc., Strike @ 77.5 Exp 8/19/13	(943)
(4)	Waste Management, Inc., Strike @ 43 Exp 8/19/13	(50)
(1)	Waters Corp., Strike @ 110 Exp 8/19/13	(25)
(3)	WellPoint, Inc., Strike @ 90 Exp 8/19/13	(47)
(55)	Wells Fargo & Co., Strike @ 46 Exp 8/19/13	(193)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500	Schedule of Portfolio Investments
Covered Call ETF	July 31, 2013
(Unaudited)

(2)	Western Digital Corp., Strike @ 75 Exp 8/19/13	$(20)
(7)	Western Union Co., Strike @ 18 Exp 8/19/13	(210)
(6)	Weyerhaeuser Co., Strike @ 31 Exp 8/19/13	(15)
(4)	Whole Foods Market, Inc., Strike @ 60 Exp 8/19/13	(268)
(8)	Williams Cos., Inc., Strike @ 36 Exp 8/19/13	(380)
(2)	WPX Energy, Inc., Strike @ 22.5 Exp 8/19/13	(15)
(1)	Wyndham Worldwide Corp., Strike @ 60 Exp 8/19/13	(255)
(1)	Wynn Resorts, Ltd., Strike @ 140 Exp 8/19/13	(37)
(3)	Xilinx, Inc., Strike @ 47 Exp 8/19/13	(159)
(3)	XL Group PLC, Strike @ 34 Exp 8/19/13	(8)
(2)	Xylem, Inc., Strike @ 30 Exp 8/19/13	(20)
(10)	Yahoo!, Inc., Strike @ 31 Exp 8/19/13	(60)
(5)	Yum! Brands, Inc., Strike @ 75 Exp 8/19/13	(190)
(2)	Zimmer Holdings, Inc., Strike @ 85 Exp 8/19/13	(115)
(2)	Zions BanCorp., Strike @ 32 Exp 8/19/13	(4)
(6)	Zoetis, Inc., Strike @ 32 Exp 8/19/13	(60)
Total Written Call Options (Premiums Received $(138,436))		$(112,191)

MINI - Mini Options are physically-settled option contracts overlying 10 shares of a security.

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500 Covered Call ETF
Notes to Schedule of Portfolio Investments
(Unaudited)

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its shares in three separate series: the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”), the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) and the Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds"). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. As of July 31, 2013, only the S&P 500 Fund has commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, a “Reference Index”). The Reference Index for the S&P 500 Fund is the S&P 500 Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects that risk of loss to be remote.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Portfolio Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Portfolio Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

A Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Horizons ETF Management (USA) LLC (the “Sub-Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index providers). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s underlying Reference Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s underlying Reference Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Horizons S&P 500 Covered Call ETF
Notes to Schedule of Portfolio Investments
(Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2013, for the S&P 500 Fund based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total Investments
Horizons S&P 500 Covered Call ETF
Common Stocks	$18,952,253	$—	$—	$18,952,253
Option	(112,191)	—	—	(112,191)
Total Investments	$18,840,062	$—	$—	$18,840,062

For the period ended July 31, 2013, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending July 31, 2013.

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Reference Index. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Horizons S&P 500 Covered Call ETF
Notes to Schedule of Portfolio Investments
(Unaudited)

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in written call options during the period ended July 31, 2013:

	Number of Contracts	Premiums Received
Options outstanding at June 24, 2013*	-	$-
Options written	(3,019)	(169,559)
Options closed	363	29,001
Options exercised	32	2,122
Options outstanding at July 31, 2013	(2,624)	$(138,436)

*  Commencement of operations.

Securities Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Federal Income Tax

It is the policy of each Fund to qualify as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Cost for federal income tax purposes at July 31, 2013 is $18,041,256. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$978,412
Unrealized depreciation	(67,415)
Net unrealized appreciation	$910,997

 3. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus.

Horizons S&P 500 Covered Call ETF
Notes to Schedule of Portfolio Investments
(Unaudited)

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	9/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	9/24/2013

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	9/24/2013